Other Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net
8.
Other Assets, net

Other assets, net consisted of the following:

	As of September 30,			As of December 31,
	2024			2023
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Capitalized content costs	$6,589	$(5,667)	$922	$6,589	$(4,237)	$2,352
Capitalized software	$5,994	$(4,270)	$1,724	$5,879	$(2,983)	$2,896
Total other assets	$12,583	$(9,937)	$2,646	$12,468	$(7,220)	$5,248

Amortization expense amounted to $0.8 million and $0.9 million and $2.7 million and $2.7 million for the three and nine months ended September 30, 2024 and 2023, respectively.

Note 8. Other Assets, net

Other assets, net consisted of the following:

	As of December 31,			As of December 31,
	2023			2022
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Capitalized content costs	$6,589	$(4,237)	$2,352	$6,589	$(2,185)	$4,404
Capitalized software	$5,879	$(2,983)	$2,896	$3,996	$(1,391)	$2,605
Other	$—	$—	$—	$9	$—	$9
Total other assets	$12,468	$(7,220)	$5,248	$10,594	$(3,576)	$7,018

Amortization expense amounted to $3.6 million and $3.4 million for the year ended December 31, 2023 and 2022, respectively. In the year ended December 31, 2022, the Company also recognized a $2.3 million impairment of capitalized content related to the third-party Content Provider.